Leases - Schedule of Right-of-use assets (Details) - 6 months ended Jun. 30, 2026 € in Thousands, $ in Thousands	EUR (€)	USD ($)	[1]
Schedule of Right-of-use assets [Line Items]
Balance	€ 44,386
Additions	3,898
Depreciation for the period	(1,014)
Effect of changes in exchange rates	1,110
Balance	48,380	$ 55,146
Italy [Member]
Schedule of Right-of-use assets [Line Items]
Balance	22,656
Additions	1,312
Depreciation for the period	(393)
Effect of changes in exchange rates
Balance	23,575
Spain [Member] | Subsidized Solar Plants [Member]
Schedule of Right-of-use assets [Line Items]
Balance	889
Additions	14
Depreciation for the period	(48)
Effect of changes in exchange rates
Balance	855
Spain [Member] | 28 MW Solar [Member]
Schedule of Right-of-use assets [Line Items]
Balance	1,387
Additions	35
Depreciation for the period	(23)
Effect of changes in exchange rates
Balance	1,399
Spain [Member] | Talasol Solar [Member]
Schedule of Right-of-use assets [Line Items]
Balance	7,252
Additions
Depreciation for the period	(246)
Effect of changes in exchange rates
Balance	7,006
Israel [Member] | Pumped storage [Member]
Schedule of Right-of-use assets [Line Items]
Balance	9,362
Additions	59
Depreciation for the period	(250)
Effect of changes in exchange rates	962
Balance	10,133
USA [Member]
Schedule of Right-of-use assets [Line Items]
Balance	2,840
Additions	2,478
Depreciation for the period	(54)
Effect of changes in exchange rates	148
Balance	€ 5,412

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)